Net interest income	12 Months Ended
Dec. 31, 2022
Net interest income
Net interest income

Note 2. Net interest income

Skr mn	2022	2021	2020
Interest income
Loans to credit institutions	506	131	236
Loans to the public	5,106	3,782	4,210
Loans in the form of interest--bearing securities	1,114	776	897
Interest-bearing securities excluding loans in the form of interest-bearing securities	535	50	242
Derivatives	-797	-2,239	-1,708
Administrative remuneration CIRR-system[1]	237	198	197
Other assets	28	21	34
Total interest income	6,729	2,719	4,108
Interest expenses
Interest expenses excl. resolution fee	-4,353	-724	-2,076
Resolution fee	-88	-88	-86
Risk tax	-109	—	—
Total interest expenses	-4,550	-812	-2,162
Net interest income	2,179	1,907	1,946
1	Including administrative remuneration for concessionary loans by Skr 1 million (2021: Skr 1 million).

Skr mn	2022	2021	2020
Interest income were related to:
Financial assets at fair value through profit or loss	-32	-1,750	-1,070
Derivatives used for hedge accounting	-183	-439	-396
Financial assets at amortized cost	6,944	4,908	5,574
Total interest income	6,729	2,719	4,108
Interest expenses were related to:
Financial liabilities at fair value through profit or loss	1,346	530	725
Financial assets measured at fair value through profit or loss - negative interest on income	-37	-73	-60
Financial assets measured at amortized cost - negative interest income	0	0	0
Derivatives used for hedge accounting	-1,405	2,146	1,904
Financial liabilities at amortized cost	-4,454	-3,415	-4,731
Total interest expenses	-4,550	-812	-2,162
Net interest income	2,179	1,907	1,946

Interest income geographical areas

Skr mn	2022	2021	2020
Sweden	1,907	863	1,223
Europe except Sweden	1,071	-944	-166
Countries outside of Europe	3,751	2,800	3,051
Total interest income	6,729	2,719	4,108

Interest income per product group

Skr mn	2022	2021	2020
Lending to Swedish exporters	2,714	1,596	1,921
Lending to exporters’ customers[1]	1,782	932	1,229
Liquidity	2,233	191	958
Total interest income	6,729	2,719	4,108
1	In interest income for Lending to exporters’ customers, Skr 236 million (2021: Skr 197 million) represents remuneration from the CIRR-system, see Note 24.